Leases (Details 3) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Lease payments	$ 870
Finance Charges	(51)
Net Present Values	820
Within 1 year [Member]
Statement Line Items [Line Items]
Lease payments	301
Finance Charges	(22)
Net Present Values	279
1-2 years [Member]
Statement Line Items [Line Items]
Lease payments	274
Finance Charges	(13)
Net Present Values	261
2-5 years [Member]
Statement Line Items [Line Items]
Lease payments	295
Finance Charges	(15)
Net Present Values	280
Over 5 years [Member]
Statement Line Items [Line Items]
Lease payments
Finance Charges
Net Present Values